Stock-Based Compensation (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2025	Jun. 01, 2025	Mar. 26, 2025	Oct. 23, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation							$ 5,040,246		$ 25,964,096
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted					200,000	2,460,000
Restricted stock units, cancelled/ forfeited		300,000							300,000		100,000
Shared based compensation reversal									$ 1,329,062
Fair value of RSUs									32,495,174
Share-based compensation									25,964,096
Unamortized stock-based compensation							$ 9,270,400		$ 9,270,400
Unamortized stock-based compensation, term									6 years 9 months
Restricted Stock Units (RSUs) [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted					200,000	2,460,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, cancelled/ forfeited				400,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, cancelled/ forfeited				400,000
Restricted Stock Units (RSUs) [Member] | Two Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, cancelled/ forfeited				100,000
Restricted Stock Units (RSUs) [Member] | Two Members [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, cancelled/ forfeited				100,000
Restricted Stock Units (RSUs) [Member] | First Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted			50,000
Restricted Stock Units (RSUs) [Member] | Second Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted			50,000
Restricted Stock Units (RSUs) [Member] | Third Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted			50,000
Restricted Stock Units (RSUs) [Member] | Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, granted	200,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock available for issuance							3,440,000		3,440,000
Restricted stock units, remain unissued									1,754,500
2023 Equity Incentive Plan [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock available for issuance											3,440,000